SEMIANNUAL REPORT
MARCH 31, 1997

REYNOLDS FUNDS
100% NO-LOAD MUTUAL FUNDS

REYNOLDS BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH A STABLE NET ASSET VALUE

1-800-773-9665
                                 REYNOLDS FUNDS
                                                                    May 28, 1997
Dear Fellow Shareholders:

  The Reynolds Blue Chip Growth Fund had strong appreciation for the one year ended March 31, 1997 and for the three years ended March 31, 1997:

            AVERAGE ANNUAL TOTAL RETURNS

   APRIL 1, 1996                 APRIL 1, 1994
      THROUGH                       THROUGH
   MARCH 31, 1997                MARCH 31, 1997

       +27.5%                        +22.5%
      Reynolds                      Reynolds
     Blue Chip                     Blue Chip
    Growth Fund                   Growth Fund

  The Reynolds Blue Chip Growth Fund also had strong appreciation for the one year ended April 30, 1997 and for the three years ended April 30, 1997:

             AVERAGE ANNUAL TOTAL RETURNS

    MAY 1, 1996                   MAY 1, 1994
      THROUGH                       THROUGH
   APRIL 30, 1997                APRIL 30, 1997

       +33.2%                        +25.9%
      Reynolds                      Reynolds
     Blue Chip                     Blue Chip
    Growth Fund                   Growth Fund

  The Blue Chip Fund has received recognition from many sources for its recent performance including:

   (1) Barron's - The Blue Chip Fund was featured in the 05/26/97 edition of Barron's.

   (2) Consumer Reports - Selected the Blue Chip Fund as one of 101 stock funds that have demonstrated the best combination of safety and solid performance. In making its selections Consumer Reports considers 3-year risk adjusted performance, availability to retail investors, a fund's expense ratio and excludes funds with sales loads and 12b-1 fees.

   (3) Fortune - Selected the Blue Chip Fund as one of the very best mutual funds for its Investor's Guide '97. In making its selections Fortune considers a
              --------------------
fund's 3-year performance after sales load and taxes, fund manager turnover and availability to retail investors.

   (4) Investor's Business Daily - The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36 month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 3,261 mutual funds for the three years ended April 30, 1997 in determining this ranking.

                               INVESTMENT OUTLOOK

  There are currently many investment positives. Among them are: (1) the U.S. budget deficit has been cut about in half since the early 1990s and continuing progress is being made, (2) U.S. industry is more competitive now than at any time in the past quarter century, (3) U.S. companies are the leaders in the majority of industries worldwide, (4) the three most important U.S. economic statistics - economic growth, inflation and interest rates - are currently very positive, creating a solid foundation for the financial markets, (5) U.S. consumer confidence is strong, and (6) valuations are reasonable.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The Blue Chip Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, leading research, outstanding products, strong financial structures and high profitability. In addition, many of these companies are not significantly affected by economic fluctuations and investors don't become overly concerned about them during uncertain periods. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders, continue to strongly increase their earnings and continue to significantly increase future shareholder wealth.

  The Blue Chip Fund's return was +11.6% for the six months ended March 31, 1997 and +18.5% for the six months ended April 30, 1997. The Blue Chip Fund's return was +74.7% for the five years ended March 31, 1997 and +90.0% for the five years ended April 30, 1997. These were average annual compounded rates of return of +11.8% and +13.7% respectively. The Blue Chip Fund increased +174.5% from August 12, 1988 (effective date of the Fund's registration statement) through March 31, 1997 and increased +198.2% from August 12, 1988 through April 30, 1997. These were average annual compounded rates of return of +12.4% and +13.4% respectively.

                         THE REYNOLDS OPPORTUNITY FUND

  A long-term investment in the Reynolds Opportunity Fund is intended to be a good complement to a long-term investment in the Blue Chip Fund. The Opportunity Fund emphasizes high quality investments in small to medium size, rapidly growing companies. The Opportunity Fund has investments in many of the best emerging growth companies worldwide. The Fund generally invests in companies which already have proven themselves in the marketplace and already are leaders in their industries. These companies generally have sales of $75 million to $1 billion or more and are demonstrating strong earnings growth from proprietary products. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Opportunity Fund's return was -4.8% for the six months ended March 31, 1997 and +4.3% for the six months ended April 30, 1997. The Opportunity Fund's return was +3.7% for the one year ended March 31, 1997 and +2.3% for the one year ended April 30, 1997. The Opportunity Fund's return was +53.5% for the three years ended March 31, 1997 and +64.7% for the three years ended April 30, 1997. These were average annual compounded rates of return of +15.4% and +18.1%, respectively. The Opportunity Fund increased +53.5% for the five years ended March 31, 1997 and +70.9% for the five years ended April 30, 1997. These were average annual compounded rates of return of +9.0% and +11.3%, respectively. The Opportunity Fund increased +48.9% from January 30, 1992 (effective date of the Fund's registration statement) through March 31, 1997 and increased +59.3% from January 30, 1992 through April 30, 1997. These were average annual compounded rates of return of +8.0% and +9.3% respectively.

                     THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of March 31, 1997, the assets were invested approximately 99% in U.S. Treasury Securities and 1% in high quality cash equivalents.

  The Bond Fund had a dollar weighted average maturity of 1.6 years on March 31, 1997. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation and interest rate forecasts.

                         THE REYNOLDS MONEY MARKET FUND

  As of March 31, 1997, the assets of the Reynolds Money Market Fund were invested approximately 50% in high quality commercial paper, 35% in Federal Agencies, and 15% in high quality cash equivalents. As of March 31, 1997, the dollar weighted average days to maturity of the Money Market Fund was 81.7 days.

  The Reynolds Money Market Fund's yield is usually higher than or approximately the same as most brokerage firm sponsored money market funds because those funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  For ease of redemption, the Money Market Fund offers: (1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($10.00 wiring charge).

                              ECONOMIC DISCUSSION
                               THE WORLD ECONOMY

  Most economies around the world are continuing to enjoy steady growth. It is the first economic expansion that most of the world is sharing. Strong worldwide growth patterns are forecast for many industries in the next few years. There are more than 1.5 billion people in the world who will be experiencing a higher standard of living as capitalism grows and Communism declines in China, Eastern Europe and Russia. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investments.

  Worldwide inflation remains low. There are many reasons for this including:
(1) committed central bankers, (2) fiscal restraint by governments, (3) worldwide competition for labor and products is keeping costs low, (4) the collapse of Communism is making economic systems more efficient, (5) cost cutting and restructuring are spreading to many countries, (6) more efficient private-sector operations are replacing inefficient state-run enterprises, (7) excess capacity exists in many markets, and (8) advances in technology are helping to improve efficiency. The Blue Chip and Opportunity Funds are well positioned to participate in these strong worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                THE U.S. ECONOMY

  The majority of government and private-sector data still indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) is forecast to increase 3-4% in 1997 after increasing 2.4% in 1996.

  U.S. inflation is at its lowest level since the 1960s as the Federal Reserve continues to do a good job of keeping inflationary pressures down. The Federal Reserve has been willing to act at the first sign that a rise in inflation could be near, as evidenced by their recent increase in short-term interest rates. This policy allows the Federal Reserve to use milder rather than harsher remedies which often stop economic growth later on. The current absence of widespread worldwide labor and raw materials shortages should keep inflation in check. In addition, rising business investment in efficient plant and equipment should help to prevent inflation from quickening its pace. U.S. inflation is estimated to increase at a manageable 2.5-3% rate in 1997, after increasing at a 3.3% rate in 1996.

                      INFORMATION ABOUT THE REYNOLDS FUNDS

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 (1-800-7REYNOLDS) and press "0" during normal business hours.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week) and press "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PT).

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week), press "3" and enter your 16 digit account number which appears at the top of your statement.

  FOR REYNOLDS MONEY MARKET FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "2".

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted, (2) Reynolds Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed, and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX BASIS REPORTING: Individual 1099 forms which summarize any dividend income, and any long- or short-term capital gains are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip Fund is listed alphabetically - with the symbol Reynolds BC, Reynolds BCG, Rey BC, ReynBlCh or ReynBluCh - in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. The Opportunity Fund and the U.S. Government Bond Fund will be listed in newspapers once they have either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 ($100 for additional investments - except for the Automatic Investment Plan which is $50) for regular and retirement plan accounts.

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the new Simple IRA Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  THE REYNOLDS FUNDS ARE 100% NO-LOAD: No front end sales commission or redemption fees "loads" are charged.

  THE REYNOLDS FUNDS DO NOT HAVE A 12(B)-1 PLAN: No marketing fees are charged to the Funds.

  Over 65% of all mutual funds impose one or more marketing charges which are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or load in which up to 8% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or load which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. In addition, many funds charge against their assets an annual fee called a 12b-1 fee to pay for marketing costs. This annual fee can be anywhere from 0.25% to 1.00% of assets. All of these fees reduce a shareholder's return. The Reynolds Funds are 100% No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

/s/ Frederick L. Reynolds
Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd.   Larkspur, CA 94939   415-461-7860

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 1997 (Unaudited)

                                                                       QUOTED
    SHARES                                                       MARKET VALUE
    ------                                                       ------------

LONG-TERM INVESTMENTS -- 86.2% (A)<F2>
COMMON STOCKS -- 86.2% (A)<F2>
            BANKS -- 1.3%
     1,000  BankAmerica Corp.                                        $100,750
     1,000  Bank of New York Co., Inc.                                 36,750
       500  Citicorp                                                   54,125
     1,500  J.P. Morgan & Co. Inc.                                    147,375
     1,500  NationsBank Corporation                                    83,062
       500  State Street Boston Corp.                                  34,687
       500  Wells Fargo & Co.                                         142,063
                                                                  -----------
                                                                      598,812

            BEVERAGES -- 6.7%
     2,500  Anheuser-Busch Companies, Inc.                            105,312
    26,000  The Coca-Cola Company                                   1,452,750
    44,000  PepsiCo, Inc.                                           1,435,500
                                                                  -----------
                                                                    2,993,562

            BIOTECHNOLOGY -- 0.5%
     3,500  Amgen Inc.*<F1>                                           195,562
     2,468  Chiron Corp.*<F1>                                          45,967
                                                                  -----------
                                                                      241,529

            BUILDING -- 0.9%
     7,500  The Home Depot, Inc.                                      401,250

            CHEMICALS -- 0.7%
     1,000  AlliedSignal Inc.                                          71,250
     1,500  E.I du Pont de Nemours & Co.                              159,000
     1,000  Minnesota Mining &
              Manufacturing Co.                                        84,500
                                                                  -----------
                                                                      314,750

            COMPUTER NETWORKING -- 4.9%
    16,000  3Com Corp.*<F1>                                           524,000
     4,000  Ascend Communications, Inc.*<F1>                          163,000
     4,000  Bay Networks, Inc.*<F1>                                    71,500
     6,500  Cabletron Systems, Inc.*<F1>                              190,125
     1,000  Cascade Communications Corp.*<F1>                          26,375
    24,500  Cisco Systems Inc.*<F1>                                 1,179,062
                                                                  -----------
                                                                    2,154,062

            COMPUTER & PERIPHERALS -- 2.9%
     3,500  Compaq Computer Corp.*<F1>                                268,187
       500  Dell Computer Corp.*<F1>                                   33,813
     8,000  Hewlett-Packard Co.                                       426,000
     3,000  International Business
              Machines Corp.                                          412,125
     5,000  Sun Microsystems, Inc.*<F1>                               144,375
                                                                  -----------
                                                                    1,284,500

            COMPUTER SOFTWARE & SERVICES -- 8.1%
     3,750  Computer Associates
              International, Inc.                                     145,781
    28,500  Microsoft Corp.*<F1>                                    2,613,108
    15,875  Oracle Corp.*<F1>                                         612,188
     5,500  PeopleSoft, Inc.*<F1>                                     220,000
                                                                  -----------
                                                                    3,591,077

            DRUGS -- 15.7%
     9,000  Bristol-Myers Squibb Co.                                  531,000
     9,000  Eli Lilly & Co.                                           740,250
    24,100  Merck & Co., Inc.                                       2,030,425
    18,500  Pfizer Inc.                                             1,556,312
    17,500  Schering-Plough Corp.                                   1,273,125
    10,000  Warner-Lambert Co.                                        865,000
                                                                  -----------
                                                                    6,996,112

            ELECTRICAL EQUIPMENT -- 1.8%
     6,000  Emerson Electric Co.                                      270,000
     5,500  General Electric Co. (U.S.)                               545,875
                                                                  -----------
                                                                      815,875
            ELECTRONICS -- 0.3%
     4,000  Teradyne, Inc.*<F1>                                       115,500

            ENERGY -- 2.6%
       500  Amoco Corp.                                                43,312
       500  Chevron Corp.                                              34,812
     1,500  Exxon Corp.                                               161,625
     2,500  Mobil Corp.                                               326,563
     1,000  Royal Dutch Petroleum Co. ADR                             175,000
     3,000  Schlumberger Ltd.                                         321,750
     1,000  Texaco Inc.                                               109,500
                                                                  -----------
                                                                    1,172,562

            ENGINEERING/CONSTRUCTION -- 0.1%
       500  Fluor Corp.                                                26,250

            FINANCIAL SERVICES -- 0.8%
     4,000  American Express Co.                                      239,500
     2,000  Fannie Mae (formerly Federal
              National Mortgage Association)                           72,250
     1,000  Intuit Inc.*<F1>                                           23,250
                                                                  -----------
                                                                      335,000

            FOODS -- 4.0%
     1,000  Campbell Soup Co.                                          46,375
       500  CPC International Inc.                                     41,000
     2,000  General Mills, Inc.                                       124,250
     3,000  H.J. Heinz Co.                                            118,500
     1,000  Kellogg Co.                                                67,250
    10,000  Philip Morris Companies Inc.                            1,141,250
     2,000  Quaker Oats Co.                                            73,000
     4,500  Sara Lee Corp.                                            182,250
                                                                  -----------
                                                                    1,793,875

            FOOD WHOLESALERS -- 0.1%
     1,000  Sysco Corp.                                                34,125

            GROCERY STORES -- 0.2%
     1,000  Albertson's, Inc.                                          34,000
     1,500  Safeway Inc.*<F1>                                          69,563
                                                                  -----------
                                                                      103,563

            HEALTH MAINTENANCE ORGANIZATIONS -- 1.3%
     6,000  Oxford Health Plans, Inc.*<F1>                            351,750
     4,500  United HealthCare Corp.                                   214,313
                                                                  -----------
                                                                      566,063

            HOUSEHOLD PRODUCTS -- 7.2%
     5,500  American Home Products Corp.                              330,000
     1,000  Avon Products, Inc.                                        52,500
     8,500  Colgate-Palmolive Co.                                     846,812
     5,500  Gillette Company                                          399,438
    13,500  Procter & Gamble Co.                                    1,552,500
                                                                  -----------
                                                                    3,181,250

            INSURANCE -- 1.2%
     3,750  American International Group, Inc.                        440,156
       500  General Re Corp.                                           79,000
                                                                  -----------
                                                                      519,156

            MACHINERY -- 0.6%
     3,000  Caterpillar Inc.                                          240,750
       500  Deere & Co.                                                21,750
                                                                  -----------
                                                                      262,500

            MEDICAL SUPPLIES -- 6.1%
    18,000  Abbott Laboratories                                     1,010,250
    32,000  Johnson & Johnson                                       1,692,000
                                                                  -----------
                                                                    2,702,250

            OFFICE EQUIPMENT & SUPPLIES -- 0.5%
     5,000  Office Depot, Inc.*<F1>                                   101,875
     1,000  Pitney Bowes Inc.                                          58,750
     1,000  Xerox Corp.                                                56,875
                                                                  -----------
                                                                      217,500

            PAPER & FOREST PRODUCTS -- 1.0%
     1,000  Georgia-Pacific Corp.                                      72,500
     1,000  International Paper Co.                                    38,875
     3,280  Kimberly-Clark Corp.                                      325,950
                                                                  -----------
                                                                      437,325

            PUBLISHING -- 0.2%
     1,000  Gannett Co., Inc.                                          85,875

            RECREATION -- 1.8%
     9,049  Walt Disney Co.                                           660,577
     1,500  Eastman Kodak Co.                                         113,813
                                                                  -----------
                                                                      774,390

            RESTAURANTS -- 0.9%
     8,500  McDonald's Corp.                                          401,625

            RETAIL - SPECIALTY -- 0.6%
     2,000  Best Buy Co., Inc.*<F1>                                    20,500
     3,500  NIKE, Inc. Cl B                                           217,000
     1,000  Walgreen Co.                                               41,875
                                                                  -----------
                                                                      279,375

            RETAIL STORES -- 1.2%
     1,500  Dayton Hudson Corp.                                        62,625
     4,500  Gap, Inc.                                                 150,750
    12,000  Wal-Mart Stores, Inc.                                     334,500
                                                                  -----------
                                                                      547,875

            SEMICONDUCTORS -- 7.2%
     4,000  Altera Corp.*<F1>                                         172,000
     4,000  Atmel Corp.*<F1>                                           95,752
    18,000  Intel Corp.                                             2,504,250
     3,500  LSI Logic Corp.*<F1>                                      121,625
     3,000  Texas Instruments Inc.                                    224,625
     2,000  Xilinx, Inc.*<F1>                                          97,500
                                                                  -----------
                                                                    3,215,752

            SEMICONDUCTOR/CAPITAL SPENDING -- 0.6%
     2,500  Applied Materials, Inc.*<F1>                              115,938
     2,000  KLA Instruments Corp.*<F1>                                 73,000
     1,000  Novellus Systems, Inc.*<F1>                                69,000
                                                                  -----------
                                                                      257,938

            TELECOMMUNICATIONS -- 3.7%
     2,500  America Online Inc.*<F1>                                  105,938
     2,000  L.M. Ericsson Telephone Co. ADR                            67,626
       500  Lucent Technologies Inc.                                   26,375
    12,000  Motorola, Inc.                                            724,500
    20,000  Tellabs, Inc.*<F1>                                        722,500
                                                                  -----------
                                                                    1,646,939

            TELEPHONE SERVICES -- 0.2%
     1,000  AT&T Corp.                                                 34,750
     1,000  BellSouth Corp.                                            42,250
                                                                  -----------
                                                                       77,000

            TRANSPORTATION -- 0.3%
       500  Boeing Co.                                                 49,313
     1,000  United Technologies Corp.                                  75,250
                                                                  -----------
                                                                      124,563
                                                                  -----------
            Total common stocks
              (cost $19,372,169)                                   38,269,780

PREFERRED STOCKS -- 0.0%
       205  Aetna Inc., 6.25%, Cl C
              07/19/00 Series                                          16,861
                                                                  -----------
            Total preferred stocks
              (cost $13,386)                                           16,861
                                                                  -----------
            Total long-term investments
              (cost $19,385,555)                                   38,286,641

 SHARES OR                                                             QUOTED
PRINCIPAL AMOUNT                                                 MARKET VALUE
----------------                                                 ------------

SHORT-TERM INVESTMENTS -- 13.8% (A)<F2>
            VARIABLE RATE DEMAND NOTES
$2,250,000  American Family Financial Services                      2,250,000
   480,784  General Mills, Inc.                                       480,784
 2,250,000  Johnson Controls, Inc.                                  2,250,000
   900,000  Pitney Bowes Credit Corp.                                 900,000
   240,000  Wisconsin Electric Power Co.                              240,000
                                                                  -----------
            Total short-term investments
              (cost $6,120,784)                                    $6,120,784
                                                                  -----------
            Total investments
              (cost $25,506,339)                                   44,407,425
            Cash and receivables, less
              liabilities -- 0.0% (A)<F2>                              12,954
                                                                  -----------
            NET ASSETS                                            $44,420,379
                                                                  ===========

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering and
              redemption price ($44,420,379 /
              1,781,852 shares outstanding)                            $24.93
                                                                       ======

  *<F1>Non-income producing security.
  (A)<F2>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1997 (Unaudited)

INCOME:
  Dividends                                                          $201,265
  Interest                                                             51,459
                                                                    ---------
  Total income                                                        252,724
                                                                    ---------
EXPENSES:
  Management fee                                                      187,842
  Administrative services                                              33,743
  Transfer agent fees                                                  13,592
  Professional fees                                                     9,193
  Printing and postage expense                                          8,233
  Custodian fees                                                        6,531
  Registration fees                                                     5,393
  Other expenses                                                        2,558
                                                                    ---------
  Total expenses                                                      267,085
                                                                    ---------
NET INVESTMENT LOSS                                                  (14,361)
                                                                    ---------
NET REALIZED LOSS ON INVESTMENTS                                     (11,233)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              3,000,057
                                                                    ---------
NET GAIN ON INVESTMENTS                                             2,988,824
                                                                    ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,974,463
                                                                   ==========

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1997 (Unaudited) and For the Year Ended September 30, 1996

                                                             1997        1996
                                                           ------       -----
OPERATIONS:
  Net investment loss                                   $(14,361)   $(43,638)
  Net realized (loss) gain on investments                (11,233)     502,046
  Net increase in unrealized appreciation
    on investments                                      3,000,057   4,345,211
                                                       ----------  ----------
  Net increase in net assets resulting
    from operations                                     2,974,463   4,803,619
                                                       ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income
    (- 0 - and $0.01851 per share, respectively)               --    (28,542)
  Distributions from net realized gains ($0.3475
    and $0.02704 per share, respectively)               (472,452)    (43,289)
                                                       ----------  ----------
  Total distributions                                   (472,452)  (71,831)*<F3>
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (654,183 and
    501,004 shares, respectively)                      17,081,557   9,970,902
  Net asset value of shares issued in distributions
    (20,696 and 3,629 shares, respectively)               465,659      69,920
  Cost of shares redeemed (250,903 and
    671,882 shares, respectively)                     (6,436,151)(13,322,076)
                                                       ----------  ----------
  Net increase (decrease) in net assets
    derived from Fund share activities                 11,111,065 (3,281,254)
                                                       ----------  ----------
  TOTAL INCREASE                                       13,613,076   1,450,534
NET ASSETS AT THE BEGINNING OF THE PERIOD              30,807,303  29,356,769
                                                       ----------  ----------
NET ASSETS AT THE END OF THE PERIOD                   $44,420,379 $30,807,303
                                                       ==========  ==========

*<F3>Total distributions include $54,499 of ordinary income, of which 52% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)


                                         (UNAUDITED)
                                         FOR THE SIX
                                              MONTHS
                                              ENDING
                                           MARCH 31,                         YEARS ENDED SEPTEMBER 30,
                                                          ----------------------------------------------------------
                                                1997         1996        1995         1994        1993         1992
                                           ---------       ------      ------      -------     -------      -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $22.69       $19.25      $14.46       $14.22      $14.98       $13.96
Income from investment operations:
  Net investment (loss) income                (0.00)       (0.03)        0.02         0.09        0.12         0.09
  Net realized and unrealized
    gain (loss) on investments                  2.59         3.52        5.00         0.28      (0.79)         1.02
                                             -------      -------     -------      -------    --------      -------
Total from investment operations                2.59         3.49        5.02         0.37      (0.67)         1.11
Less distributions:
  Dividends from net investment
    income                                        --       (0.02)      (0.06)       (0.13)      (0.09)       (0.09)
  Distributions from net realized gains       (0.35)       (0.03)      (0.17)           --          --           --
                                             -------      -------     -------      -------    --------      -------
Total from distributions                      (0.35)       (0.05)      (0.23)       (0.13)      (0.09)       (0.09)
                                             -------      -------     -------      -------    --------      -------
Net asset value, end of period                $24.93       $22.69      $19.25       $14.46      $14.22       $14.98
                                             =======     ========    ========     ========    ========      =======

TOTAL INVESTMENT RETURN                      24.6%**<F5>    18.1%       35.3%         2.6%      (4.5%)         8.0%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)      44,420       30,807      29,357       24,771      38,929       40,580
  Ratio of expenses (after reimbursement)
    to average net assets***<F6>              1.4%**<F5>     1.5%        1.5%         1.5%        1.4%         1.5%
  Ratio of net investment (loss) income
    to average net assets****<F7>           (0.1%)**<F5>   (0.1%)        0.1%         0.5%        0.8%         0.6%
  Portfolio turnover rate                       4.4%        21.5%       49.2%        43.3%       38.1%         0.2%
  Average commission rate paid*****<F8>      $0.0868      $0.1047



                                                    YEARS ENDED SEPTEMBER 30,
                                              --------------------------------

                                                1991         1990        1989        1988*<F4>
                                             -------      -------     -------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $11.14       $11.92      $10.06       $10.00
Income from investment operations:
  Net investment (loss) income                  0.14         0.07        0.25         0.03
  Net realized and unrealized
    gain (loss) on investments                  2.83       (0.65)        1.73         0.03
                                             -------      -------     -------     --------
Total from investment operations                2.97       (0.58)        1.98         0.06
Less distributions:
  Dividends from net investment
    income                                    (0.15)       (0.15)      (0.12)           --
  Distributions from net realized gains           --       (0.05)          --           --
                                             -------      -------     -------     --------
Total from distributions                      (0.15)       (0.20)      (0.12)           --
                                             -------      -------     -------     --------
Net asset value, end of period                $13.96       $11.14      $11.92       $10.06
                                             =======      =======    ========     ========

TOTAL INVESTMENT RETURN                        26.9%       (5.0%)       19.9%       4.6%**<F5>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)      27,735       10,009       5,260          366
  Ratio of expenses (after reimbursement)
    to average net assets***<F6>                1.7%         2.1%        2.0%       2.0%**<F5>
  Ratio of net investment (loss) income
    to average net assets****<F7>               1.2%         0.8%        2.7%       4.5%**<F5>
  Portfolio turnover rate                       0.9%        66.2%       32.5%           --
  Average commission rate paid*****<F8>

*<F4>For the period from August 10, 1988 (commencement of operations) to September 30, 1988.
 **<F5>Annualized.
***<F6>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been 2.7% for the year ended September 30, 1989.
****<F7>If the Fund had paid all of its expenses, the ratio would have been 2.0% for the year ended September 30, 1989.
*****<F8>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.


Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 1997 (Unaudited)

                                                                       QUOTED
    SHARES                                                       MARKET VALUE
    ------                                                       ------------

LONG-TERM INVESTMENTS -- 98.6% (A)<F10>
COMMON STOCKS -- 98.5% (A)<F10>
            APPAREL -- 1.0%
       400  Fila Holding S. p. A. ADR                                 $21,750
       600  Jones Apparel Group, Inc.*<F9>                             22,275
     1,000  Kenneth Cole Productions Inc.*<F9>                         21,000
       800  Nautica Enterprises Inc.*<F9>                              20,100
       800  St. John Knits, Inc.                                       34,600
     1,000  Tommy Hilfiger Corp.*<F9>                                  52,250
                                                                  -----------
                                                                      171,975

            BANKS -- 0.3%
       500  J.P. Morgan & Co. Inc.                                     49,125

            BEVERAGES -- 2.9%
       500  Coca-Cola FEMSA, S.A. de C.V. ADR                          18,000
     4,000  The Coca-Cola Company                                     223,500
     1,400  Cott Corp.*<F9>                                            13,825
       500  Panamerican Beverages Inc.                                 26,812
     6,500  PepsiCo, Inc.                                             212,063
                                                                  -----------
                                                                      494,200

            BIOTECHNOLOGY -- 1.4%
       300  Agouron Pharmaceuticals, Inc.*<F9>                         21,187
       800  Amgen Inc.*<F9>                                            44,700
       300  BioChem Pharma Inc.*<F9>                                   12,900
     2,500  Biogen, Inc.*<F9>                                          93,437
       700  Centocor, Inc.*<F9>                                        21,350
       400  Human Genome Sciences, Inc*<F9>                            13,000
       600  IDEXX Laboratories, Inc.*<F9>                               8,400
       300  Quintiles Transnational, Corp.* <F9>                       16,163
       700  Regeneron Pharmaceuticals, Inc.* <F9>                       5,600
                                                                  -----------
                                                                      236,737

            BUILDING -- 0.8%
       800  Fastenal Co.                                               28,000
     1,866  The Home Depot, Inc.                                       99,831
                                                                  -----------
                                                                      127,831
            CABLE TV/BROADCASTING -- 0.4%
     1,200  Clear Channel Communications, Inc.*<F9>                    51,450
       250  LIN Television Corp.*<F9>                                   9,062
                                                                  -----------
                                                                       60,512

            CHEMICALS - SPECIALTY -- 0.7%
     1,000  Dionex Corp.*<F9>                                          45,500
       600  Ionics, Inc.*<F9>                                          27,825
       600  Millipore Corp.                                            25,425
       300  Raychem Corp.                                              24,713
                                                                  -----------
                                                                      123,463

            COMPUTER NETWORKING -- 7.3%
     7,695  3Com Corp.*<F9>                                           252,011
     4,000  Ascend Communications, Inc.*<F9>                          163,000
     1,500  Bay Networks, Inc.*<F9>                                    26,812
     2,500  Cabletron Systems, Inc.*<F9>                               73,125
     3,200  Cascade Communications Corp.*<F9>                          84,400
       800  CIBER, Inc.*<F9>                                           20,200
    10,900  Cisco Systems Inc.*<F9>                                   524,562
       400  Citrix Systems, Inc.*<F9>                                   5,300
     1,000  CrossComm Corp.*<F9>                                        8,125
       400  Digi International Inc.*<F9>                                2,850
     1,800  FORE Systems, Inc.*<F9>                                    27,000
       874  FTP Software, Inc.*<F9>                                     5,081
       793  Madge Networks N.V.*<F9>                                    6,890
       800  Optical Data Systems, Inc.*<F9>                            10,000
       400  Raptor Systems, Inc.*<F9>                                   5,250
       200  Xylan Corp.*<F9>                                            3,850
                                                                  -----------
                                                                    1,218,456

            COMPUTER & PERIPHERALS -- 3.6%
     1,000  Compaq Computer Corp.*<F9>                                 76,625
     1,200  Dell Computer Corp.*<F9>                                   81,150
       600  ENCAD, Inc.*<F9>                                           17,925
       400  Gateway 2000, Inc.* <F9>                                   20,500
     1,000  Hewlett-Packard Co.                                        53,250
     1,000  International Business
              Machines Corp.                                          137,375
     2,400  Iomega Corp.*<F9>                                          39,000
       600  MicroTouch Systems, Inc.*<F9>                              11,850
       600  Oak Technology, Inc.*<F9>                                   6,075
       500  Read-Rite Corp.*<F9>                                       12,625
     1,500  Seagate Technology, Inc.*<F9>                              67,312
       900  Shiva Corp.*<F9>                                            7,932
     1,800  Sun Microsystems, Inc.                                     51,975
       400  SyQuest Technology, Inc.*<F9>                               1,000
       300  Western Digital Corp.*<F9>                                 16,988
                                                                  -----------
                                                                      601,582

            COMPUTER SOFTWARE & SERVICES -- 15.1%
     1,600  Adaptec, Inc.*<F9>                                         57,200
     1,300  Adobe Systems Inc.                                         52,162
       900  American Management
              Systems, Inc.*<F9>                                       19,800
       200  Arbor Software Corp.*<F9>                                   5,000
     1,000  Aspen Technology, Inc.*<F9>                                27,250
       800  Autodesk, Inc.                                             24,800
       600  Baan Company N.V.*<F9>                                     26,775
     2,500  BMC Software, Inc.*<F9>                                   115,312
     1,125  Cadence Design Systems, Inc.* <F9>                         38,672
       900  Cambridge Technology Partners*<F9>                         20,812
       600  Computer Horizon Corp.*<F9>                                18,600
     1,625  Computer Associates
              International, Inc.                                      63,172
       300  Compuware Corp.*<F9>                                       18,825
       300  CyberCash, Inc.*<F9>                                        5,325
     1,800  Electronics for Imaging, Inc.* <F9>                        71,775
       400  EMC Corp. (Mass.)*<F9>                                     14,200
       400  FIserv, Inc.*<F9>                                          14,900
     1,000  Informix Corp.*<F9>                                        15,125
       600  INSO Corp.*<F9>                                            22,538
       600  Macromedia, Inc.* <F9>                                      5,438
     1,462  McAffee Associates, Inc.* <F9>                             64,694
       600  Microcom, Inc.*<F9>                                         5,325
    11,500  Microsoft Corp.*<F9>                                    1,054,412
       800  MRV Communications, Inc.*<F9>                              17,800
     1,000  NetManage, Inc.*<F9>                                        2,844
       600  Netscape Communications Corp.*<F9>                         18,038
     1,000  Number Nine Visual
              Technology Corp.*<F9>                                     3,125
     8,150  Oracle Corp.*<F9>                                         314,288
     2,500  Parametric Technology Corp.*<F9>                          112,813
     4,800  PeopleSoft, Inc.* <F9>                                    192,000
       500  PLATINUM technology, inc.* <F9>                             5,938
       400  Rational Software Corp.*<F9>                                8,250
       400  Remedy Corp.* <F9>                                         15,300
       800  Siebel Systems, Inc.*<F9>                                  13,400
       400  Spyglass, Inc.*<F9>                                         2,850
     1,000  SunGard Data Systems Inc.* <F9>                            43,500
       800  Sybase, Inc.* <F9>                                         11,200
       500  Synopsys, Inc.* <F9>                                       12,500
       300  Wall Data Inc.*<F9>                                         4,800
       400  Wonderware Corp.*<F9>                                       3,900
                                                                  -----------
                                                                    2,544,658

            DRUGS -- 11.3%
       400  Interneuron Pharmaceuticals, Inc.*<F9>                      7,050
       900  Jones Medical Industries, Inc.                             21,600
     3,000  Eli Lilly & Co.                                           246,750
       600  Medicis Pharmaceutical Corp.*<F9>                          17,850
    10,522  Merck & Co., Inc.                                         886,479
     5,000  Pfizer Inc.                                               420,625
     2,500  Schering-Plough Corp.                                     181,875
     1,400  Warner-Lambert Co.                                        121,100
                                                                  -----------
                                                                    1,903,329

            EDUCATION -- 0.1%
       600  Computer Learning Centers, Inc.*<F9>                       19,650

            ELECTRICAL EQUIPMENT -- 0.6%
     1,000  General Electric Co. (U.S.)                                99,250

            ELECTRONICS -- 0.2%
       400  SCI Systems, Inc.*<F9>                                     20,250
       454  Teradyne, Inc.*<F9>                                        13,109
                                                                  -----------
                                                                       33,359

            ENERGY -- 1.5%
     1,000  Baker Hughes Inc.                                          38,375
       300  BJ Services Co.*<F9>                                       14,362
       400  Camco International Inc.                                   17,600
       300  Flores & Rucks, Inc.*<F9>                                  12,150
       400  Helmerich & Payne, Inc.                                    18,500
     1,600  Input/Output, Inc.*<F9>                                    23,200
       500  Newpark Resources, Inc.*<F9>                               21,875
     1,000  Noble Drilling Corp.* <F9>                                 17,250
       300  Noble Affiliates, Inc.                                     11,325
       500  Reading & Bates Corp.*<F9>                                 11,313
       800  Rowan Companies, Inc.*<F9>                                 18,100
       500  Seitel, Inc.*<F9>                                          17,688
       400  Smith International, Inc.*<F9>                             18,250
       400  Tidewater Inc.                                             18,400
                                                                  -----------
                                                                      258,388

            ENGINEERING & CONSTRUCTION -- 0.0%
       300  Grupo Tribasa, S.A. de C.V. ADR*<F9>                        1,837

            ENVIRONMENTAL -- 0.6%
       400  United Waste Systems, Inc.*<F9>                            14,900
     1,449  United States Filter Corp.*<F9>                            44,738
     1,180  USA Waste Services, Inc.*<F9>                              41,890
                                                                  -----------
                                                                      101,528

            FINANCIAL SERVICES -- 3.0%
     1,500  American Express Co.                                       89,812
       400  Ceridian Corp.*<F9>                                        14,350
       600  Equifax Inc.                                               16,350
       600  Fair, Isaac and Co., Inc.                                  21,675
     1,950  First Data Corp.                                           66,056
       800  First USA, Inc.                                            33,900
       450  Franklin Resources, Inc.                                   22,950
       800  Green Tree Financial Corp.                                 27,000
       800  Intuit Inc.*<F9>                                           18,600
       800  Medaphis Corp.*<F9>                                         8,200
     1,125  Paychex, Inc.                                              46,266
       600  T. Rowe Price Associates, Inc.                             22,275
     2,750  Charles Schwab Corp.                                       87,656
       500  SunAmerica, Inc.                                           18,813
       500  VeriFone, Inc.*<F9>                                        16,375
                                                                  -----------
                                                                      510,278

            FOODS -- 0.7%
     1,000  Philip Morris Companies Inc.                              114,125

            HEALTH MAINTENANCE ORGANIZATIONS -- 3.5%
       303  Aetna Inc.                                                 26,020
       300  Coventry Corp.*<F9>                                         3,412
       600  Healthsource, Inc.*<F9>                                    12,300
     6,000  Oxford Health Plans, Inc.*<F9>                            351,750
       700  PacifiCare Health Systems, Inc.*<F9>                       57,837
       500  Physician Corp. of America*<F9>                             2,313
     2,694  United HealthCare Corp.                                   128,302
       500  United American Healthcare Corp.*<F9>                       2,375
                                                                  -----------
                                                                      584,309

            HOTELS -- 0.3%
       800  HFS Inc.*<F9>                                              47,100

            HOUSEHOLD PRODUCTS -- 4.1%
     2,500  American Home Products Corp.                              150,000
     3,000  Colgate-Palmolive Co.                                     298,875
     1,000  Parlux Fragrances, Inc.*<F9>                                2,438
     2,000  Procter & Gamble Co.                                      230,000
                                                                  -----------
                                                                      681,313
            MACHINERY -- 0.2%
     1,125  IDEX Corp.                                                 26,437

            MEDICAL SERVICES -- 2.7%
     2,016  Columbia/HCA Healthcare Corp.                              67,788
       600  Genesis Health Ventures, Inc.*<F9>                         18,750
       800  Gulf South Medical Supply, Inc.*<F9>                       15,500
     1,244  HBO & Co.                                                  59,090
       500  HealthCare COMPARE Corp.*<F9>                              20,312
     1,687  Health Management
              Associates, Inc.*<F9>                                    40,066
     4,572  HEALTHSOUTH Corp.*<F9>                                     87,440
       500  Horizon/CMS Healthcare
              Corporation*<F9>                                          7,750
       400  MedCath Inc.*<F9>                                           5,950
     1,350  PhyCor, Inc.*<F9>                                          36,788
       600  Physician Reliance Network, Inc.*<F9>                       3,075
       600  Target Therapeutics, Inc.*<F9>                             39,450
       675  Tenet Healthcare Corp.* <F9>                               16,622
       675  Tenet Healthcare Corp. Rights*<F9>
              (attached) expiration 12/98                                   0
       800  Universal Health Services, Inc. Cl B* <F9>                 26,300
                                                                  -----------
                                                                      444,881

            MEDICAL SUPPLIES -- 7.2%
     7,000  Abbott Laboratories                                       392,875
     2,207  Boston Scientific Corp.*<F9>                              136,282
       754  Cardinal Health, Inc.                                      40,999
       400  Guidant Corp.                                              24,600
     3,000  Imatron Inc.*<F9>                                           5,625
     9,176  Johnson & Johnson                                         485,181
     1,600  Medtronic, Inc.                                            99,600
       800  OrthoLogic Corp.*<F9>                                       3,800
       450  St. Jude Medical, Inc.*<F9>                                15,019
       500  Ventritex, Inc.*<F9>                                        8,375
                                                                  -----------
                                                                    1,212,356

            OFFICE EQUIPMENT & SUPPLIES -- 1.7%
       800  CDW Computer Centers, Inc.* <F9>                           36,050
     1,000  CompuCom Systems Inc.* <F9>                                 6,000
     2,000  CompUSA Inc.*<F9>                                          31,500
       500  Danka Business Systems PLC ADR                             15,719
       500  Merisel, Inc.*<F9>                                          1,063
       400  Micro Warehouse, Inc.*<F9>                                  5,250
     3,000  Office Depot, Inc.*<F9>                                    61,125
     5,062  Staples, Inc.*<F9>                                        101,873
     1,000  Viking Office Products, Inc.* <F9>                         19,375
                                                                  -----------
                                                                      277,955

            PAPER & FOREST PRODUCTS -- 0.3%
       500  Kimberly-Clark Corp.                                       49,687

            PUBLISHING -- 0.0%
       800  Indigo N.V.*<F9>                                            3,900

            RECREATION -- 1.5%
     2,000  Walt Disney Co.                                           146,000
     1,000  Eastman Kodak Co.                                          75,875
     1,350  Regal Cinemas, Inc.*<F9>                                   36,450
                                                                  -----------
                                                                      258,325

            RESTAURANTS -- 0.9%
     2,000  McDonald's Corp.                                           94,500
     1,000  Outback Steakhouse, Inc.*<F9>                              20,000
       900  Papa John's International, Inc.*<F9>                       23,738
       500  Quality Dining, Inc.*<F9>                                   5,750
     1,000  Rally's Hamburgers Inc.* <F9>                               3,625
                                                                  -----------
                                                                      147,613

            RETAIL - SPECIALTY -- 2.8%
     1,000  Best Buy Co., Inc.*<F9>                                    10,250
     1,000  Borders Group, Inc.*<F9>                                   18,875
     1,000  Chico's FAS, Inc.*<F9>                                      3,000
     3,145  CUC International Inc.*<F9>                                70,762
       500  Dollar General Corp.                                       15,625
       450  Dollar Tree Stores, Inc.*<F9>                              16,650
       300  Gucci Group, N.V.* <F9>                                    21,638
     1,012  Just For Feet, Inc.* <F9>                                  17,457
     2,500  NIKE, Inc. Cl B                                           155,000
       400  Nine West Group Inc.*<F9>                                  17,900
     1,500  PETsMART, Inc.*<F9>                                        30,375
       800  Ross Stores, Inc.                                          20,300
     2,000  Starbucks Corp.*<F9>                                       59,250
     2,000  Sunglass Hut International, Inc.* <F9>                     14,000
                                                                  -----------
                                                                      471,082

            RETAIL STORES -- 0.6%
     1,000  Gap, Inc.                                                  33,500
       600  Kohl's Corp.*<F9>                                          25,425
       400  Saks Holdings Inc.* <F9>                                   11,500
     1,000  Wal-Mart Stores, Inc.                                      27,875
                                                                  -----------
                                                                       98,300

            SEMICONDUCTORS -- 10.7%
     4,100  Altera Corp.*<F9>                                         176,300
     2,200  Atmel Corp.*<F9>                                           52,664
       500  Hadco Corp.*<F9>                                           19,375
     6,400  Intel Corp.                                               890,400
     1,500  Lattice Semiconductor Corp.*<F9>                           68,625
       500  Level One Communications Inc.*<F9>                         13,750
       600  Linear Technology Corp.                                    26,550
     6,500  LSI Logic Corp.* <F9>                                     225,875
       400  Micrel, Inc.* <F9>                                         11,600
     1,275  Microchip Technology Inc.* <F9>                            38,250
     1,000  Micron Technology, Inc.* <F9>                              40,500
       300  SGS-THOMSON
              Microelectronics N.V.*<F9>                               19,837
     1,000  Texas Instruments Inc.                                     74,875
     3,000  Xilinx, Inc.*<F9>                                         146,250
                                                                  -----------
                                                                    1,804,851

            SEMICONDUCTOR/CAPITAL SPENDING -- 2.4%
     2,000  Applied Materials, Inc.* <F9>                              92,750
       600  FSI International, Inc.*<F9>                                6,750
     1,800  KLA Instruments Corp.*<F9>                                 65,700
       600  Kulicke & Soffa Industries, Inc.* <F9>                     12,675
     1,000  Lam Research Corp.*<F9>                                    33,750
       600  Mattson Technology, Inc.*<F9>                               5,550
     1,300  Novellus Systems, Inc.*<F9>                                89,700
       600  Photronics, Inc.*<F9>                                      17,625
       800  Sanmina Corp.*<F9>                                         35,800
       800  Tencor Instruments*<F9>                                    28,900
       600  Ultratech Stepper, Inc.*<F9>                               13,275
                                                                  -----------
                                                                      402,475

            SERVICES -- 1.2%
       600  Acxiom Corp.*<F9>                                           8,625
     1,000  Checkpoint Systems, Inc.                                   17,125
     1,200  Corrections Corp. of America*<F9>                          29,100
     1,000  Employee Solutions, Inc.*<F9>                               6,375
       500  Fritz Companies, Inc.*<F9>                                  4,844
     2,100  Gartner Group, Inc.* <F9>                                  45,412
       600  Norrell Corp.                                              14,775
     2,100  Robert Half International Inc.*<F9>                        73,238
                                                                  -----------
                                                                      199,494

            TECHNOLOGY -- 0.5%
       300  Coherent, Inc.* <F9>                                       14,344
       600  General Scanning Inc.*<F9>                                  5,325
       500  In Focus Systems, Inc.* <F9>                                8,625
       800  Maxim Integrated Products Inc.*<F9>                        38,700
       800  Optical Coating Laboratory, Inc.                            7,900
     1,000  S3 Incorporated* <F9>                                      13,000
                                                                  -----------
                                                                       87,894

            TELECOMMUNICATIONS -- 6.4%
     1,100  ADTRAN, Inc.*<F9>                                          27,500
       400  America Online Inc.* <F9>                                  16,950
     1,687  Andrew Corp.*<F9>                                          60,943
     1,687  Andrew Corp. Rights* <F9>
              (attached) expiration 12/16/06                                0
     2,200  Aspect Telecommunications Corp.*<F9>                       42,900
     1,300  C-Cube Microsystems, Inc.*<F9>                             33,150
       400  California Amplifier, Inc.*<F9>                             1,325
       400  CIDCO, Inc.*<F9>                                            5,700
       400  CMG Information Services, Inc.*<F9>                         4,850
       900  DSC Communications Corp.*<F9>                              18,844
       500  EIS International, Inc.*<F9>                                2,687
     1,800  L.M. Ericsson Telephone Co. ADR* <F9>                      60,863
     1,650  Glenayre Technologies, Inc.* <F9>                          16,294
       300  Globalstar Telecommunications Ltd.*<F9>                    16,050
     1,000  Global Village Communication, Inc.* <F9>                    1,641
       400  Grupo Iusacell, S.A.
              de C.V. ADR Ser L*<F9>                                    4,150
       500  InterVoice, Inc.*<F9>                                       5,375
       900  MasTec, Inc.*<F9>                                          25,425
     2,000  Motorola, Inc.                                            120,750
       300  NETCOM On-Line
              Communication Services, Inc.*<F9>                         2,887
     1,251  NEXTEL Communications, Inc.*<F9>                           16,732
       800  Nokia Corp. "A" ADR                                        46,600
     5,100  PairGain Technologies, Inc.*<F9>                          151,087
     1,500  PictureTel Corp.*<F9>                                      17,813
       300  Premisys Communications, Inc.*<F9>                          2,438
       500  PSINet Inc.* <F9>                                           3,688
       500  Quarterdeck Corp.* <F9>                                     1,282
       500  Reuters Holdings PLC ADR                                   29,094
       800  Smith Micro Software, Inc.*<F9>                             2,400
       600  Stanford Telecommunications, Inc.*<F9>                     10,050
     6,000  Tellabs, Inc.* <F9>                                       216,750
     1,600  U.S. Robotics Corp.*<F9>                                   88,600
       400  Westell Technologies, Inc.*<F9>                             5,350
     1,000  WorldCom Inc.*<F9>                                         22,000
                                                                  -----------
                                                                    1,082,168
                                                                  -----------
            Total common stocks
              (cost $11,790,167)                                   16,550,423

PREFERRED STOCKS -- 0.1%
       101  Aetna Inc., 6.25% Cl C
              07/19/00 Series                                           8,307
       400  PacifiCare Holding Series "A"                              13,500
                                                                  -----------
            Total preferred stocks
              (cost $11,546)                                           21,807

RIGHTS -- 0.0%
        33  Globalstar Telecommunications
              Ltd. Rights* expiration 04/30/97                            891
                                                                  -----------
            Total rights
              (cost $0)                                                   891
                                                                  -----------
            Total long-term investments
              (cost $11,801,713)                                   16,573,121

PRINCIPAL                                                              QUOTED
AMOUNT                                                           MARKET VALUE
---------                                                        ------------

SHORT-TERM INVESTMENTS -- 1.4% (A)<F10>
            VARIABLE RATE DEMAND NOTES -- 1.4%
      $631  American Family Financial Services                            631
   140,000  Johnson Controls, Inc.                                    140,000
    95,000  Wisconsin Electric Power Co.                               95,000
                                                                  -----------
            Total short-term investments
              (cost $235,631)                                         235,631
                                                                  -----------
            Total investments
              (cost $12,037,344)                                   16,808,752
            Liabilities, less cash and
              receivables -- (0.0%) (A)<F10>                            (403)
                                                                  -----------
            Net Assets                                            $16,808,349
                                                                  ===========

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($16,808,349 / 1,128,830
              shares outstanding)                                      $14.89
                                                                      =======

*<F9>Non-income producing security.
(A)<F10>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1997 (Unaudited)

INCOME:
  Dividends                                                           $35,280
  Interest                                                              4,906
                                                                   ----------
  Total income                                                         40,186
                                                                   ----------
EXPENSES:
  Management fees                                                      90,916
  Administrative services                                              18,183
  Custodian fees                                                        8,485
  Transfer agent fees                                                   5,282
  Printing and postage expense                                          3,727
  Registration fees                                                     3,316
  Professional fees                                                     3,192
  Amortization of organizational expenses                               1,145
  Other expenses                                                        2,153
                                                                   ----------
  Total expenses                                                      136,399
                                                                   ----------
NET INVESTMENT LOSS                                                  (96,213)
                                                                   ----------
NET REALIZED LOSS ON INVESTMENTS                                    (333,216)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              (451,674)
                                                                   ----------
NET LOSS ON INVESTMENTS                                             (784,890)
                                                                   ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(881,103)
                                                                   ==========

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1997 (Unaudited) and For the Year Ended September 30, 1996

                                                             1997        1996
                                                          -------      ------
OPERATIONS:
  Net investment loss                                   $(96,213)  $(156,143)
  Net realized (loss) gain on investments               (333,216)      18,753
  Net (decrease) increase in unrealized
    appreciation on investments                         (451,674)   1,557,990
                                                       ----------  ----------
  Net (decrease) increase in net assets
    resulting from operations                           (881,103)   1,420,600
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (105,109 and
    389,197 shares, respectively)                       1,726,095   5,726,048
  Cost of shares redeemed (69,781 and 70,945
    shares, respectively)                             (1,141,069) (1,025,039)
                                                       ----------  ----------
  Net increase in net assets derived from
    Fund share activities                                 585,026   4,701,009
                                                       ----------  ----------
  TOTAL (DECREASE) INCREASE                             (296,077)   6,121,609
NET ASSETS AT THE BEGINNING OF THE PERIOD              17,104,426  10,982,817
                                                       ----------  ----------
NET ASSETS AT THE END OF THE PERIOD                   $16,808,349 $17,104,426
                                                       ========== ===========

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)


                                            (UNAUDITED)                                                            FOR THE
                                                FOR THE                                                        PERIOD FROM
                                          PERIOD ENDING               FOR THE YEARS                      JANUARY 30, 1992*<F11>
                                              MARCH 31,               ENDED SEPTEMBER 30,                 TO SEPTEMBER 30,
                                                               -------------------------------------      ----------------

                                                   1997           1996      1995      1994      1993                  1992
                                           ------------        -------    ------   -------    ------                ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $15.64         $14.17    $10.09     $9.78     $8.85                $10.00
Income from investment operations:
  Net investment (loss) income                   (0.07)         (0.06)    (0.11)    (0.09)    (0.10)                  0.00
  Net realized and unrealized (loss)
    gain on securities                           (0.68)           1.53      4.19      0.40      1.03                (1.15)
                                               --------        -------    ------   -------   -------              --------
Total from investment operations                 (0.75)           1.47      4.08      0.31      0.93                (1.15)
Less distributions:
  Dividend from net investment income                --             --        --        --      0.00                    --
                                               --------        -------    ------   -------   -------              --------
Net asset value, end of period                   $14.89         $15.64    $14.17    $10.09     $9.78                 $8.85
                                               ========        =======   =======   =======   =======               =======

TOTAL INVESTMENT RETURN                        (9.4%)**<F12>     10.4%     40.4%      3.2%     10.5%             (16.8%)**<F12>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)         16,808         17,104    10,983     6,132     3,834                 1,844
  Ratio of expenses (after reimbursement)
    to average net assets***<F13>                1.5%**<F12>      1.5%      1.9%      2.0%      2.0%                2.0%**<F12>
  Ratio of net investment (loss) income
    to average net assets****<F14>             (1.1%)**<F12>    (1.1%)    (1.5%)    (1.6%)    (1.3%)                0.0%**<F12>
  Portfolio turnover rate                         26.1%          11.8%     38.4%     16.8%     67.6%                 30.1%
  Average commission rate paid*****<F15>        $0.0870        $0.1269

  *<F11>Commencement of Operations.
 **<F12>Annualized.
***<F13>Computed after giving effect to adviser's limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been, for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992, 2.1%, 2.4% and 3.8%**<F12>, respectively.
****<F14>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992 would have been (1.7%), (1.7%) and (1.8%)**<F12>, respectively.
*****<F15>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.


Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
March 31, 1997 (Unaudited)

PRINCIPAL                                                              QUOTED
    AMOUNT                                                       MARKET VALUE
----------                                                      -------------
LONG-TERM INVESTMENTS -- 74.1% (A)<F16>
            U.S. TREASURY SECURITIES -- 74.1%
  $300,000  U.S. Treasury Notes,
              6.250%, due 06/30/98                                   $300,234
   200,000  U.S. Treasury Notes,
              6.125%, due 08/31/98                                    199,594
   200,000  U.S. Treasury Notes,
              6.000%, due 09/30/98                                    199,156
   200,000  U.S. Treasury Notes,
              7.125%, due 10/15/98                                    202,344
   200,000  U.S. Treasury Notes,
              6.750%, due 05/31/99                                    201,000
   400,000  U.S. Treasury Notes,
              6.375%, due 07/15/99                                    399,125
   300,000  U.S. Treasury Notes,
              8.500%, due 11/15/00                                    317,578
                                                                   ----------
            Total long-term investments
              (cost $1,843,324)                                     1,819,031

SHORT-TERM INVESTMENTS -- 24.8% (A)<F16>
            U.S. TREASURY SECURITIES -- 24.4%
  $300,000  U.S. Treasury Notes,
              6.375%, due 06/30/97                                    300,563
   300,000  U.S. Treasury Notes,
              5.500%, due 07/31/97                                    299,859
                                                                   ----------
            Total government securities
              (cost $598,562)                                         600,422

            VARIABLE RATE DEMAND NOTES -- 0.4%
     9,886  Wisconsin Electric Power Co.                                9,886
                                                                   ----------
            Total short-term investments
              (cost $608,448)                                         610,308
                                                                   ----------
            Total investments
              (cost $2,451,772)                                     2,429,339
            Cash and receivables, less
              liabilities -- 1.1% (A)<F16>                             26,928
                                                                   ----------
            NET ASSETS                                             $2,456,267
                                                                   ==========

            Net Asset Value Per Share
              ($0.01 par value, 20,000,000
              shares authorized), offering and
              redemption price ($2,456,267 /
              253,163 shares outstanding)                               $9.70
                                                                       ======

A)<F16>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1997 (Unaudited)

INCOME:
  Interest                                                            $84,068
                                                                     --------
EXPENSES:
  Management fees                                                       9,998
  Professional fees                                                     8,640
  Transfer agent fees                                                   5,201
  Registration fees                                                     2,741
  Printing and postage expense                                          1,382
  Administrative services                                               1,333
  Amortization of organizational expenses                               1,145
  Custodian fees                                                          276
  Other expenses                                                        1,396
                                                                     --------
  Total expenses before reimbursement                                  32,112

  Less expenses assumed by adviser                                   (20,115)
                                                                     --------
  Net expenses                                                         11,997
                                                                     --------
NET INVESTMENT INCOME                                                  72,071
                                                                     --------
NET REALIZED GAIN ON INVESTMENTS                                           --
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS               (11,889)
                                                                     --------
NET LOSS ON INVESTMENTS                                              (11,889)
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $60,182
                                                                      =======

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1997 (Unaudited) and For the Year Ended September 30, 1996

                                                             1997        1996
                                                          -------     -------
OPERATIONS:
  Net investment income                                   $72,071    $139,621
  Net realized loss on investments                             --     (2,669)
  Net decrease in unrealized appreciation on
    investments                                          (11,889)    (16,703)
                                                        ---------  ----------
  Net increase in net assets resulting from
    operations                                             60,182     120,249
                                                        ---------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income
    ($0.2639 and $0.5333 per share, respectively)        (72,071)   (139,621)
                                                        ---------  ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (6,208 and 61,092
    shares, respectively)                                  60,800     595,638
  Net asset value of shares issued in distributions
    (5,874 and 12,488 shares, respectively)                57,493     123,166
  Cost of shares redeemed (42,487 and 74,161
    shares, respectively)                               (415,665)   (732,525)
                                                        ---------  ----------
  Net decrease in net assets derived from Fund
    share activities                                    (297,372)    (13,721)
                                                        ---------  ----------
  TOTAL DECREASE                                        (309,261)    (33,093)
NET ASSETS AT THE BEGINNING OF THE PERIOD               2,765,528   2,798,621
                                                        ---------  ----------
NET ASSETS AT THE END OF THE PERIOD                    $2,456,267  $2,765,528
                                                       ==========   =========

The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)


                                            (UNAUDITED)                                                            FOR THE
                                                FOR THE                                                        PERIOD FROM
                                      SIX MONTHS ENDING               FOR THE YEARS                      JANUARY 30, 1992*<F17>
                                              MARCH 31,               ENDED SEPTEMBER 30,                 TO SEPTEMBER 30,
                                                               -------------------------------------
                                                   1997           1996      1995      1994      1993                  1992
                                           ------------        -------    ------   -------    ------         -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period              $9.75          $9.85     $9.61    $10.76    $10.36                $10.00
Income from investment operations:
  Net investment income                          0.2628         0.5333    0.5350    0.5609    0.5498                0.2979
  Net realized and unrealized
    (loss) gain on investments                 (0.0489)       (0.1000)    0.2491  (1.1432)    0.4001                0.3602
                                              ---------      ---------   -------  --------   -------              --------
Total from investment operations                 0.2139         0.4333    0.7841  (0.5823)    0.9499                0.6581
Less distributions:
  Dividends from net investment income         (0.2639)       (0.5333)  (0.5441)  (0.5607)  (0.5499)              (0.2981)
  Distribution from net realized gains               --             --        --  (0.0070)        --                    --
                                              ---------      ---------   -------  --------   -------              --------
Total from distributions                       (0.2639)       (0.5333)  (0.5441)  (0.5677)  (0.5499)              (0.2981)
                                              ---------      ---------   -------  --------   -------              --------
Net asset value, end of period                    $9.70          $9.75     $9.85     $9.61    $10.76                $10.36
                                               ========       ========  ========   =======  ========               =======

TOTAL INVESTMENT RETURN                         4.46%**<F18>     4.49%     8.42%   (5.54%)     9.48%              10.20%**<F18>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)          2,456          2,766     2,799     4,367     6,376                 3,223
  Ratio of expenses (after reimbursement)
    to average net assets***<F19>               0.90%**<F18>     0.90%     0.91%     0.86%     0.83%               0.75%**<F18>
  Ratio of net investment income
    to average net assets****<F20>               5.4%**<F18>     5.43%      5.6%      5.4%      5.3%                5.0%**<F18>
  Portfolio turnover rate                          0.0%          28.6%      0.0%     19.6%      6.3%                    --

  *<F17>Commencement of Operations.
 **<F18>Annualized.
***<F19>Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.4%**<F18>, 2.2%, 2.0%, 1.5% and 1.5% for the period ending March 31, 1997 and for the years ended September 30, 1996, 1995, 1994 and 1993, respectively, and 2.8%**<F18> for the period ended September 30, 1992.
****<F20>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the period ending March 31, 1997 and for the years ended September 30, 1996, 1995, 1994 and 1993 and the period ended September 30, 1992 would have been 3.9%**, 4.1%, 4.5%, 4.8%,
4.6% and 2.9%**<F18>, respectively.

The accompanying notes to financial statements are an integral part of this statement.


Reynolds Money Market Fund
STATEMENT OF NET ASSETS
March 31, 1997 (Unaudited)

 PRINCIPAL
    AMOUNT                                                 RATING       VALUE
 ---------                                                 ------      ------
            COMMERCIAL PAPER -- 49.9% (A)<F21>
  $150,000  John Deere Capital Corporation, 5.27%,
              due 04/03/97                                   A1P1    $149,956
   140,000  American General Finance Corporation,
              5.31%, due 04/09/97                            A1P1     139,835
   145,000  Chevron Oil Finance Company, 5.26%,
              due 04/15/97                                  A1+P1     144,704
   135,000  American Express Credit Corp., 5.30%,
              due 05/06/97                                   A1P1     134,305
   140,000  Associates Corporation, 5.24%, due 06/24/97     A1+P1     138,288
   140,000  IBM Credit Corporation, 5.25%, due 06/24/97      A1P1     138,285
   145,000  General Electric Capital Corp., 5.28%,
              due 06/25/97                                  A1+P1     143,192
   140,000  Prudential Funding Corp., 5.24%, due 07/02/97   A1+P1     138,125
   145,000  The CIT Group Holdings, Inc., 5.28%,
              due 07/10/97                                   A1P1     142,873
   145,000  Beneficial Corp., 5.30%, due 07/17/97            A1P1     142,716
   140,000  Norwest Financial, Inc., 5.25%, due 07/24/97    A1+P1     137,673
   150,000  Merrill Lynch & Co., Inc., 5.45%, due 08/12/97  A1+P1     146,980
                                                                    ---------
            Total commercial paper                                  1,696,932

            FEDERAL AGENCIES -- 34.6% (A)<F21>
   300,000  Federal National Mortgage Association, 5.23%,
              due 05/29/97                                            297,472
   300,000  Federal Home Loan Banks, 5.18%, due 08/12/1997            294,259
   300,000  Federal Farm Credit Corp., 5.23%, due 09/10/1997          292,939
   300,000  Federal Home Loan Banks, 5.29%, due 09/18/1997            292,506
                                                                   ----------
            Total federal agencies                                  1,177,176

            VARIABLE RATE DEMAND NOTES -- 15.8% (A)<F21>
   160,000  American Family Financial Services               A1P1     160,000
   160,000  Johnson Controls, Inc.                           A1P1     160,000
    55,336  Pitney Bowes Credit Corp.                        A1P1      55,336
   160,000  Wisconsin Electric Power Co.                     A1P1     160,000
                                                                    ---------
            Total variable rate demand notes                          535,336
                                                                    ---------
            Total investments (amortized cost $3,409,444)           3,409,444
            Liabilities, less cash and receivables -- (0.3%)(A)<F21> (11,853)
                                                                    ---------
            NET ASSETS                                             $3,397,591
                                                                   ==========

            Net Asset Value Per Share ($0.01 par value
              500,000,000 shares authorized),
              offering and redemption price
              ($3,397,591 / 3,397,591 shares outstanding)               $1.00
                                                                      =======

(A)<F21>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 1997 (Unaudited)

INCOME:
  Interest                                                            $85,480
                                                                     --------
EXPENSES:
  Professional fees                                                     8,640
  Management fees                                                       7,981
  Transfer agent fees                                                   5,151
  Registration fees                                                     3,809
  Printing and postage                                                  2,814
  Administrative services                                               1,596
  Custodian fees                                                          896
  Other expenses                                                           98
                                                                     --------
  Total expenses before reimbursement                                  30,985
  Less expenses assumed by adviser                                   (20,610)
                                                                     --------
  Net expenses                                                         10,375
                                                                     --------
NET INVESTMENT INCOME                                                  75,105
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $75,105
                                                                      =======

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 1997 (Unaudited) and For the Year Ended September 30, 1996

                                                             1997        1996
                                                          -------      ------
OPERATIONS:
  Net investment income                                   $75,105    $239,109
                                                       ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.0235
    and $0.0477 per share, respectively)                 (75,105)   (239,109)
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (3,846,950 and
    11,997,282 shares, respectively)                    3,846,950  11,997,282
  Net asset value of shares issued in distributions
    (73,606 and 234,567 shares, respectively)              73,606     234,567
  Cost of shares redeemed (4,503,424 and 11,994,546
    shares, respectively)                             (4,503,424)(11,994,546)
                                                       ----------  ----------
  Net (decrease) increase in net assets derived
    from Fund share activities                          (582,868)     237,303
                                                       ----------  ----------
  TOTAL (DECREASE) INCREASE                             (582,868)     237,303
NET ASSETS AT THE BEGINNING OF THE PERIOD               3,980,459   3,743,156
                                                       ----------  ----------
NET ASSETS AT THE END OF THE PERIOD                    $3,397,591  $3,980,459
                                                       ==========  ==========

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                         (UNAUDITED)
                                             FOR THE
                                   SIX MONTHS ENDING
                                           MARCH 31,                    YEARS ENDED SEPTEMBER 30,
                                                        -----------------------------------------------
                                                1997      1996      1995      1994      1993      1992     1991*<F22>
                                      --------------    ------    ------    ------    ------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period           $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment operations:
  Net investment income                       0.0235    0.0477    0.0510    0.0304    0.0255    0.0364    0.0358
Less distributions:
  Dividends from net investment income      (0.0235)  (0.0477)  (0.0510)  (0.0304)  (0.0255)  (0.0364)  (0.0358)
                                             -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period                 $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                             =======    ======   =======   =======   =======   =======   =======


TOTAL INVESTMENT RETURN                       4.8%**<F23> 4.9%      5.2%      3.1%      2.6%      3.6%    5.5%**<F23>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)       3,398     3.980     3,743     3,192     6,798     6,166     3,617
  Ratio of expenses (after reimbursement)
    to average net assets***<F24>            0.65%**<F23>0.65%     0.65%     0.63%     0.67%     0.64%   0.61%**<F23>
  Ratio of net investment income to
    average net assets****<F25>              4.71%**<F23>4.78%     5.08%     2.84%     2.62%     3.53%   5.43%**<F23>

  *<F22>For the period from January 30, 1991 (commencement of operations) to September 30, 1991.
 **<F23>Annualized.
***<F24>Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 1.94%**<F23>, 1.39%, 1.95%, 1.47%, 1.22% and 1.73% for the period ending
March 31, 1997 and for the years ended September 30, 1996, 1995, 1994, 1993 and
1992, respectively, and 1.85%**<F23> for the period ended September 30, 1991.
****<F25>If the Fund had paid all of its expenses, the ratio would have been 3.42%**<F23>, 4.05%, 3.79%, 2.01%, 2.08% and 2.44% for the period ending
March 31, 1997 and for the years ended September 30, 1996, 1995, 1994, 1993 and
1992, respectively, and 4.18%**<F23> for the period ended September 30, 1991.

The accompanying notes to financial statements are an integral part of this statement.


Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 1997 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

  The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds").
  The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28, 1988.

  The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in common stocks of well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks of companies having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal by the U.S. Government, its agencies or instrumentalities.

  (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Investment transactions are recorded no later than the first business day after the trade date.

  (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the basis of the cost of specific certificates.

  (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Opportunity Fund has $272, $102,040, $53,303 and $103,349 of net capital losses which expire September 30, 2000, 2002, 2003 and 2004, respectively, and $3,456 of 1996 post-October losses, that may be used to offset capital gains in future years to the extent provided by tax regulations. The Government Bond Fund has $231,245 and $19,651 of net capital losses which expire September 30, 2003 and 2004, respectively, and $2,669 of 1996 post-October losses, that may be used to offset future realized capital gains.

  (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

  (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

  (f) Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

  (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

  The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the six months ending March 31, 1997, RCM voluntarily waived $9,998 and $7,981 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $10,117 and $12,629 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

  RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds', respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

  The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

(3)  DISTRIBUTION TO SHAREHOLDERS --

  Net investment income and net realized gains, if any, are distributed to shareholders. Dividends from net investment income for the Government Bond Fund and the Money Market Fund are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least once each year.

(4)  DEFERRED EXPENSES --

  Organizational expenses for the Opportunity Fund and the Government Bond Fund were deferred and were amortized on a straight-line basis over a period of five years ending February, 1997. These expenses were advanced by RCM who was reimbursed by the Funds over the amortization period.

(5)  INVESTMENT TRANSACTIONS --

  For the period ending March 31, 1997, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $6,244,192 and $1,560,457, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $5,084,380 and $4,628,941, respectively; purchases and proceeds of sales of investment securities of the Government Bond Fund (excluding short-term securities) were $ - 0 - and $200,000, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

  As of March 31, 1997, liabilities of the Funds included the following:

                                         BLUE    MONEY OPPORTUNITY GOVERNMENT
                                         CHIP    MARKET                BOND
                                         FUND      FUND      FUND      FUND
                                       ------    ------    ------     -----
  Payable to brokers for
   investments purchased                  $--       $--   $68,245       $--
  Payable to RCM for management fees   39,548        --    15,250        --
  Dividends payable                        --    11,932        --    10,958
  Other liabilities                    23,332     1,944    11,670     1,724

(7)  SOURCES OF NET ASSETS --
  As of March 31, 1997, the sources of net assets were as follows:

                                       BLUE    MONEY   OPPORTUNITY GOVERNMENT
                                       CHIP   MARKET                   BOND
                                       FUND     FUND         FUND      FUND
                                     ------   ------       ------     -----
  Fund shares issued and
    outstanding                $25,575,910 $3,397,591 $12,651,998 $2,732,265
  Net unrealized appreciation
    (depreciation)
    on investments              18,901,086         --   4,771,408   (22,433)
  Accumulated net realized loss
    on investments                (56,617)         --   (615,057)  (253,565)
                               ----------- ---------- ----------- ----------
                               $44,420,379 $3,397,591 $16,808,349 $2,456,267
                               =========== ========== =========== ==========

  Aggregate net unrealized appreciation (depreciation) for the Funds as of March 31, 1997 consisted of the following:

                                         BLUE               GOVERNMENT
                                         CHIP OPPORTUNITY         BOND
                                         FUND        FUND         FUND
                                       ------       -----        -----
  Aggregate gross unrealized
    appreciation                  $19,489,944  $6,024,021       $3,929
  Aggregate gross unrealized
    depreciation                    (588,858) (1,252,613)     (26,362)
                                  -----------  ----------   ----------
  Net unrealized appreciation
    (depreciation)                $18,901,086  $4,771,408    $(22,433)
                                  ===========  ==========   ==========

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                                 1-415-461-7860

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               or 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                             3100 Multifoods Tower
                             33 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202